CONDENSED BALANCE SHEETS	Jun. 30, 2023 USD ($)
Current assets:
Cash and cash equivalents	$ 1,222,000
Restricted cash	250,000
Prepaid expenses and other current assets	597,000
Total current assets	2,069,000
Deferred transaction costs	3,814,000
Property and equipment, net	14,952,000
Operating lease right-of-use assets, net	177,000
Capitalized software, net	93,000
Total assets	21,105,000
Current liabilities:
Accounts payable and accrued expenses (including related party amounts of $81 and zero as of December 31, 2022 and June 30, 2023, respectively)	5,022,000
Operating lease liability	189,000
Other current liabilities (including related party amounts of zero and $91, as of December 31, 2022 and June 30, 2023, respectively)	129,000
Revolving line of credit	3,831,000
Total current liabilities	23,229,000
Related party loans	5,000,000
Deferred tax liability	26,000
Total liabilities	33,461,000
Commitments and contingencies (Note 8)
Stockholders' equity (deficit):
Common stock, $0.001 par value; 60,000,000 authorized shares as of each of December 31, 2022 and June 30, 2023; 32,575,043 and 32,606,548 shares issued and outstanding as of December 31, 2022 and June 30, 2023, respectively	33,000
Additional paid-in capital	82,958,000
Accumulated deficit	(95,347,000)
Total stockholders' equity (deficit)	(12,356,000)
Total liabilities and stockholders' equity (deficit)	21,105,000
Nonrelated parties
Current liabilities:
Convertible promissory notes, current	13,751,000
Convertible promissory notes, noncurrent, due to related parties	5,071,000
Related parties
Current liabilities:
Accounts payable and accrued expenses (including related party amounts of $81 and zero as of December 31, 2022 and June 30, 2023, respectively)	0
Convertible promissory notes, current	307,000
Convertible promissory notes, noncurrent, due to related parties	$ 135,000